Employee benefits (Tables)	12 Months Ended
Sep. 30, 2019
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2019	U.K.	Germany	Other	Total
	$	$	$	$
Defined benefit obligations	(812,179)	(101,298)	(131,107)	(1,044,584)
Fair value of plan assets	908,406	12,803	26,786	947,995
	96,227	(88,495)	(104,321)	(96,589)
Fair value of reimbursement rights	—	22,360	1,519	23,879
Net asset (liability) recognized in the balance sheet	96,227	(66,135)	(102,802)	(72,710)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	22,360	1,519	23,879
Retirement benefits assets	96,227	—	393	96,620
Retirement benefits obligations	—	(88,495)	(104,714)	(193,209)
	96,227	(66,135)	(102,802)	(72,710)

As at September 30, 2018	U.K.	Germany	Other	Total
	$	$	$	$
Defined benefit obligations	(760,244)	(89,959)	(113,870)	(964,073)
Fair value of plan assets	787,550	13,250	21,421	822,221
	27,306	(76,709)	(92,449)	(141,852)
Fair value of reimbursement rights	—	23,170	1,482	24,652
Net asset (liability) recognized in the balance sheet	27,306	(53,539)	(90,967)	(117,200)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	23,170	1,482	24,652
Retirement benefits assets	27,306	—	176	27,482
Retirement benefits obligations	—	(76,709)	(92,625)	(169,334)
	27,306	(53,539)	(90,967)	(117,200)

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	Germany	Other	Total
	$	$	$	$
As at September 30, 2018	760,244	89,959	113,870	964,073
Current service cost	889	689	10,798	12,376
Interest cost	21,261	1,512	4,508	27,281
Past service cost	8,239	—	—	8,239
Business acquisitions (Note 25a)	—	1,444	6,550	7,994
Actuarial losses due to change in financial assumptions[1]	99,257	15,253	14,878	129,388
Actuarial gains due to change in demographic assumptions[1]	(6,947)	(292)	(8,469)	(15,708)
Actuarial (gains) losses due to experience[1]	(16,773)	1,065	(1,400)	(17,108)
Plan participant contributions	102	—	—	102
Benefits paid from the plan	(25,395)	(263)	(3,228)	(28,886)
Benefits paid directly by employer	—	(4,020)	(3,079)	(7,099)
Foreign currency translation adjustment[1]	(28,698)	(4,049)	(3,321)	(36,068)
As at September 30, 2019	812,179	101,298	131,107	1,044,584
Defined benefit obligations of unfunded plans	—	—	92,738	92,738
Defined benefit obligations of funded plans	812,179	101,298	38,369	951,846
As at September 30, 2019	812,179	101,298	131,107	1,044,584

Defined benefit obligations	U.K.	Germany	Other	Total
	$	$	$	$
As at September 30, 2017	792,216	87,995	111,479	991,690
Current service cost	1,383	741	9,617	11,741
Interest cost	21,492	1,557	3,933	26,982
Past service cost	—	—	2,166	2,166
Actuarial (gains) losses due to change in financial assumptions[1]	(28,091)	242	(3,649)	(31,498)
Actuarial gains due to change in demographic assumptions[1]	(3,853)	—	(4,994)	(8,847)
Actuarial losses due to experience[1]	3,116	541	4,710	8,367
Plan participant contributions	192	—	—	192
Benefits paid from the plan	(31,907)	(171)	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(1,341)	(3,952)
Foreign currency translation adjustment[1]	5,696	1,665	(2,784)	4,577
As at September 30, 2018	760,244	89,959	113,870	964,073
Defined benefit obligations of unfunded plans	—	—	88,025	88,025
Defined benefit obligations of funded plans	760,244	89,959	25,845	876,048
As at September 30, 2018	760,244	89,959	113,870	964,073

[1]	Amounts recognized in other comprehensive income.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	Germany	Other	Total
	$	$	$	$
As at September 30, 2018	787,550	36,420	22,903	846,873
Interest income on plan assets	22,271	620	2,425	25,316
Employer contributions	24,430	2,765	8,273	35,468
Return on assets excluding interest income[1]	133,821	(784)	669	133,706
Plan participants contributions	102	—	—	102
Benefits paid from the plan	(25,395)	(263)	(3,228)	(28,886)
Benefits paid directly by employer	—	(2,576)	(3,079)	(5,655)
Administration expenses paid from the plan	(1,696)	—	(152)	(1,848)
Foreign currency translation adjustment[1]	(32,677)	(1,019)	494	(33,202)
As at September 30, 2019	908,406	35,163	28,305	971,874
Plan assets	908,406	12,803	26,786	947,995
Reimbursement rights	—	22,360	1,519	23,879
As at September 30, 2019	908,406	35,163	28,305	971,874

Plan assets and reimbursement rights	U.K.	Germany	Other	Total
	$	$	$	$
As at September 30, 2017	763,859	34,951	26,156	824,966
Interest income on plan assets	20,915	626	1,824	23,365
Employer contributions	20,152	2,283	1,652	24,087
Return on assets excluding interest income[1]	12,981	226	1,826	15,033
Plan participants contributions	192	—	—	192
Benefits paid from the plan	(31,907)	(171)	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(1,341)	(3,952)
Administration expenses paid from the plan	(1,964)	—	(173)	(2,137)
Foreign currency translation adjustment[1]	3,322	1,116	(1,774)	2,664
As at September 30, 2018	787,550	36,420	22,903	846,873
Plan assets	787,550	13,250	21,421	822,221
Reimbursement rights	—	23,170	1,482	24,652
As at September 30, 2018	787,550	36,420	22,903	846,873

[1]	Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2019	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	366,203	—	—	366,203
Quoted bonds	200,599	—	—	200,599
Cash	111,454	—	91	111,545
Other[1]	230,150	12,803	26,695	269,648
	908,406	12,803	26,786	947,995

As at September 30, 2018	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	339,915	—	—	339,915
Quoted bonds	198,541	—	79	198,620
Property	34,399	—	—	34,399
Cash	17,178	—	107	17,285
Other[1]	197,517	13,250	21,235	232,002
	787,550	13,250	21,421	822,221

[1]	Other is mainly composed of various insurance policies and quoted investment funds to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2019	2018
	$	$
Current service cost	12,376	11,741
Past service cost	8,239	2,166
Net interest on net defined benefit obligations or assets	1,965	3,617
Administration expenses	1,848	2,137
	24,428	19,661

[1]
The expense was presented as costs of services, selling and administrative for an amount of $20,615,000 and as net finance costs for an amount of $3,813,000 (Note 24) ($13,907,000 and $5,754,000, respectively for the year ended September 30, 2018).

Disclosure of information regarding defined benefit plans
The following are the principal actuarial assumptions (expressed as weighted averages). The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2019	U.K	Germany	Other
	%	%	%
Discount rate	1.82	0.56	1.72
Future salary increases	3.03	2.50	2.23
Future pension increases	3.00	1.50	0.03
Inflation rate	3.03	2.00	2.37

As at September 30, 2018	U.K.	Germany	Other
	%	%	%
Discount rate	2.83	1.73	2.92
Future salary increases	3.40	2.50	2.50
Future pension increases	3.32	1.50	—
Inflation rate	3.40	2.00	2.31
The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2019	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.8	20.0
Females	23.1	23.0
Longevity at age 45 for current members
Males	23.6	24.0
Females	25.2	26.0

As at September 30, 2018	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	20.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	22.0
Females	25.4	26.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2019	U.K.	Germany
	$	$
Increase of 0.25% in the discount rate	(33,082)	(3,440)
Decrease of 0.25% in the discount rate	34,484	3,632
Salary increase of 0.25%	408	56
Salary decrease of 0.25%	(404)	(55)
Pension increase of 0.25%	16,758	1,601
Pension decrease of 0.25%	(16,398)	(1,531)
Increase of 0.25% in inflation rate	26,342	1,601
Decrease of 0.25% in inflation rate	(25,490)	(1,531)
Increase of one year in life expectancy	20,884	3,325
Decrease of one year in life expectancy	(20,824)	(2,938)

As at September 30, 2018	U.K.	Germany
	$	$
Increase of 0.25% in the discount rate	(32,877)	(2,870)
Decrease of 0.25% in the discount rate	34,433	3,024
Salary increase of 0.25%	478	53
Salary decrease of 0.25%	(472)	(51)
Pension increase of 0.25%	16,567	1,330
Pension decrease of 0.25%	(16,157)	(1,276)
Increase of 0.25% in inflation rate	26,313	1,330
Decrease of 0.25% in inflation rate	(24,808)	(1,276)
Increase of one year in life expectancy	18,676	2,501
Decrease of one year in life expectancy	(18,590)	(2,237)

Disclosure of information about maturity profile of defined benefit obligation	The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2019	2018
	(in years)
U.K.	18	18
Germany	14	14
Other	13	13